Schedule Of Financial Information Of Ocean Rig UDW Inc. (Parent Company Only) (Tables) - Ocean Rig UDW Inc	12 Months Ended
Dec. 31, 2016
Balance Sheet
	December 31,
	2015	2016
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$35	$26
Other current assets	182	194
Total current assets	217	220

NON-CURRENT ASSETS:
Investments in subsidiaries*	3,781,705	143,381
Total non-current assets	3,781,705	143,381

Total assets	$3,781,922	$143,601

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Other current liabilities	$9,913	$3,007
Total current liabilities	9,913	3,007

NON-CURRENT LIABILITIES
Long term debt, net of current portion	497,244	129,844
Total non-current liabilities	497,244	129,844

STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2015 and 2016, nil issued and outstanding at December 31, 2015 and 2016, respectively
Common stock, $0.01par value; 1,000,000,000 shares authorized, at December 31, 2015 and 2016, 160,888,606 issued and outstanding at December 31, 2015 and 2016, respectively	1,609	1,609
Treasury stock ; 22,222,222 shares at December 31, 2015 and $0.01 par value; 78,301,755 shares at December 31, 2016	(222)	(783)
Additional paid-in capital	3,572,549	3,524,426
Accumulated other comprehensive loss	(22,841)	3,346
Accumulated deficit	(276,330)	(3,517,848)
Total stockholders' equity	3,274,765	10,750
Total liabilities and stockholders' equity	$3,781,922	$143,601

*      Eliminated in consolidation

Statements of Operations
	For the year ended December 31,
	2014	2015	2016
EXPENSES:

General and administrative expenses	$7,983	$6,924	17,995

Operating loss	(7,983)	(6,924)	(17,995)

OTHER INCOME / (EXPENSES):
Interest and finance costs	(82,109)	(65,988)	(37,905)
Interest income	1,383	-	-
Other, net	6,224	5,041	177

Total other (expenses), net	(74,502)	(60,947)	(37,728)

Equity/(loss) in earnings of subsidiaries*	342,288	147,885	(3,185,795)

Net income/(loss)	$259,803	$80,014	$(3,241,518)

Net Income/(loss) To Common Stockholders	$259,031	$78,839	$(3,241,518)

Earnings/(loss) per common share, basic and diluted	$1.96	$0.57	$(33.43)

Weighted average number of shares, basic and diluted	131,837,227	138,757,176	96,950,847

* Eliminated in consolidation

Schedule of Compehensive Income/ (loss)
	For the year ended December 31,
	2014	2015	2016
Net income/(loss)	$259,803	$80,014	(3,241,518)

Other Comprehensive income / (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	1,035	26,187
Actuarial gains/(losses)	(1,518)	62	-
Other Comprehensive income / (loss)	(484)	1,097	26,187
Total Comprehensive income /(loss)	$259,319	$81,111	(3,215,331)

Statements Of Cash flows
	For the year ended December 31,
	2014	2015	2016
Net Cash Used in Operating Activities	$(88,302)	237,535	$(54,326)

Cash Flows from Investing Activities:
Investments in subsidiaries	289,654	(379,993)	54,317
Loan to parent	(120,000)	-	-
Proceeds from arrangement fees	3,000	-	-
Net Cash Provided by / (used in) Investing Activities	172,654	(379,993)	54,317

Cash Flows from Financing Activities:
Proceeds from senior notes	500,000	-	-
Payment of senior notes	(500,000)	-	-
Dividends paid	(75,194)	(50,281)	-
Payments for issuance of subsidiaries shares	(466)	-	-
Payment of financing fee	(8,690)	-	-
Net proceeds from common stock issuance	-	192,714	-
Net Cash (used in)/provided by Financing Activities	(84,350)	142,433	-
Net increase/(decrease) in cash and cash equivalents	2	(25)	(9)
Cash and cash equivalents at beginning of year	58	60	35
Cash and cash equivalents at end of year	$60	35	$26